RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Office Building Lease	$ 174	$ 175	$ 142
Wall Street Global Training Center [Member]
Related Party Transaction [Line Items]
Training service fee		250	1,595
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	174	175	142
Beihai Silver Beach [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	700	537
Beihai Silver Beach [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred		110
Guangxi Wharton [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred		16
Crowne Plaza [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	7	21
Upsky Long Island [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 203